Taxation (Movement of Valuation Allowance) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Balance at beginning of year	189,219	180,169	123,949
Current year additions	37,172	9,050	56,220
Current year disposal due to divestitures	(11,311)	0	0
Balance at end of year	215,080	189,219	180,169